Accrued Expenses	6 Months Ended
Jun. 30, 2025
Accrued Expenses
Accrued expenses

7.Accrued Expenses

Accrued expenses consisted of the following as of June 30, 2025 and December 31, 2024 (in thousands):

	As of June 30,	As of December 31,
	2025	2024
Accrued research and development expenses	$6,058	$5,172
Accrued employee compensation and benefits	740	1,142
Accrued professional fees	898	1,756
Other accrued expenses	448	8
Total accrued expenses	$8,144	$8,078